LOSS PER SHARE - Schedule of Basic and Diluted Loss Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Basic (in dollars per share)	$ (5.42)	$ (9.27)	$ (6.48)
Diluted (in dollars per share)	$ (5.42)	$ (9.27)	$ (6.48)